Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended
	Sep. 09, 2027	Apr. 09, 2027	Sep. 09, 2026	Mar. 09, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
General and Administrative Expenses [Member]
Equity Incentive Plan [Abstract]
Share-based compensation expense					$ 573	$ 300
Voyage Expenses [Member]
Equity Incentive Plan [Abstract]
Share-based compensation expense					18	$ 9
Certain Service Providers [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)				114,000
Restricted Stock [Member]
Unrecognized Cost for Non-vested Shares [Abstract]
Unrecognized cost for non-vested shares					$ 423		$ 53
Recognition period for unrecognized cost for non-vested shares					1 year 2 months 8 days
2022 Equity Incentive Plan [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)				500,000
2022 Equity Incentive Plan [Member] | Awarded March 9, 2026 [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)				464,000
Grant date fair value (in dollars per share)				$ 2.07
Shares vested (in shares)				115,000
2022 Equity Incentive Plan [Member] | Awarded March 9, 2026 [Member] | Restricted Stock [Member] | Plan [Member]
Equity Incentive Plan [Abstract]
Shares vested (in shares)	78,000	117,000	154,000
2022 Equity Incentive Plan [Member] | Awarded March 9, 2026 [Member] | Restricted Stock [Member] | Board of Directors [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)				340,000
2022 Equity Incentive Plan [Member] | Awarded March 9, 2026 [Member] | Restricted Stock [Member] | Certain Service Providers [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)				124,000